LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS
The balance of long-term investments is comprised of:

	December 31,
	2013	2012
	(In thousands)
Cost method investments	$137,286	$113,830
Equity method investments	22,073	8,104
Long-term marketable equity securities	11,711	31,244
Auction rate security	8,920	8,100
Total long-term investments	$179,990	$161,278

Cost method investments
In the third quarter of 2011, the Company acquired a 20% interest in the voting common stock of Zhenai Inc. ("Zhenai"), a leading provider of online matchmaking services in China. Our voting power is limited by a shareholders agreement. In light of this limitation and the significance of our interest relative to other shareholders, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.
In the fourth quarter of 2013, the Company recorded a $5.0 million write-down of a cost method investment to fair value. The decline in value was due to the investees continued losses, negative working capital and significant debt financing. The valuation of this investment reflects the Company's assessment of these factors. The Company estimated the fair value of this investment using a multiple of revenue approach.
Equity method investments
In 2012 and 2011, the Company recorded pre-tax non-cash charges of $18.6 million and $11.7 million, respectively, related to the re-measurement of the carrying value of our equity method investments in News_Beast and Meetic, respectively, to fair value in connection with the acquisitions of controlling interests. The re-measurement charges are included in "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.
The comparability of the summarized aggregated financial information presented below is affected by changes in ownership of our various equity method investments over the three-year period ended December 31, 2013. The operating data for 2011 is primarily comprised of Meetic and News_Beast; the operating data for 2012 is primarily comprised of News_Beast; and the operating data for 2013 is primarily comprised of our equity method investments other than Meetic and News_Beast. The balance sheet data at December 31, 2013 and 2012 is comprised of our equity method investments other than Meetic and News_Beast. Through August 31, 2011 we accounted for our 27% ownership interest in Meetic as an equity method investment. In 2011 we acquired a controlling interest in Meetic and as a result, Meetic is included within our consolidated financial statements beginning September 1, 2011. During 2011 and through May 31, 2012 we accounted for our 50% ownership interest in News_Beast as an equity method investment. In 2012 we acquired a controlling interest in News_Beast and as a result, News_Beast is included within our consolidated financial statements beginning June 1, 2012.
Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2013	2012
	(In thousands)
Balance sheet data(a):
Current assets	$17,163	$10,603
Non-current assets	24,535	25,472
Current liabilities	(24,487)	(20,227)
Non-current liabilities	(14,119)	(5,962)

	Twelve Months Ended December 31,
	2013	2012	2011
	(In thousands)
Operating data(a):
Net sales	$51,534	$78,058	$368,433
Gross profit	10,326	16,777	105,749
Net loss	(12,527)	(30,761)	(17,636)
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(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.

Long-term marketable equity securities
The cost basis of the Company's long-term marketable equity securities at December 31, 2013 is $8.8 million, with gross unrealized gains of $3.0 million included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. The cost basis of the Company's long-term marketable equity securities at December 31, 2012 is $42.1 million, with a gross unrealized loss of $10.8 million included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. At December 31, 2013, all the Company's long-term marketable equity securities are in an unrealized gain position. At December 31, 2012, the Company's long-term marketable equity securities were both in an unrealized loss position. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized losses. In 2012, the Company recorded an $8.7 million other-than-temporary impairment charge related to the security that was in a continuous unrealized loss position for more than one year, based on the Company's evaluation of the near-term prospects of the issuer in relation to the severity (fair value was 50 percent less than cost) and duration of the unrealized loss. The impairment charge is included in “Other income (expense), net” in the accompanying consolidated statement of operations. The Company did not consider the second security to be other-than-temporarily impaired at December 31, 2012 based on the Company's evaluation of the near-term prospects of the issuer in relation to the severity and duration, less than two months, of the unrealized loss and the Company's ability and intent to hold this security for a reasonable period of time sufficient for an expected recovery of fair value.
Auction rate security
See Note 9 for information regarding the auction rate security.